Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 941,623	$ 718,684
Restricted cash (Note 3)	36,758	34,274
Trade accounts receivable, net of allowance for doubtful receivables of $22,368 and $22,313 as at December 31, 2016 and June 30, 2017, respectively	237,476	297,059
Assets held for sale (Note 7)	59,008	0
Other current assets (Note 5)	29,017	29,924
Total current assets	1,303,882	1,079,941
FIXED ASSETS, NET:
Advances for drilling units under construction and related costs (Note 6)	562,909	545,469
Drilling units, machinery and equipment, net (Note 7)	2,324,599	2,438,292
Total fixed assets, net	2,887,508	2,983,761
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 3)	0	20,008
Other non-current assets (Note 8)	4,828	7,834
Total non-current assets, net	4,828	27,842
Total assets	4,196,218	4,091,544
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 9)	159,825	640,557
Current portion of long-term debt, net of deferred financing costs, subject to compromise (Note 9)	3,640,699	0
Due to related parties (Note 4)	180	7,231
Accounts payable and other current liabilities	39,203	53,891
Accrued liabilities	161,170	86,750
Deferred revenue	15,736	23,582
Total current liabilities	4,016,813	812,011
NON-CURRENT LIABILITIES:
Long term debt, net of current portion and deferred financing costs (Note 9)	0	3,247,216
Deferred revenue	17,022	19,615
Other non-current liabilities	2,286	1,952
Total non-current liabilities	19,308	3,268,783
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2016 and June 30, 2017, nil issued and outstanding at December 31, 2016 and June 30, 2017, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 and 1,000,000,000,000 shares authorized, at December 31, 2016 and June 30, 2017 respectively, 160,888,606 shares issued and outstanding at December 31, 2016 and June 30, 2017 (Note 11)	1,609	1,609
Treasury stock; 78,301,755 shares at $0.01 par value at December 31, 2016 and June 30, 2017 (Note 4 and Note 11)	(783)	(783)
Additional paid-in capital	3,524,582	3,524,426
Accumulated other comprehensive income	3,346	3,346
Accumulated deficit	(3,368,657)	(3,517,848)
Total stockholders' equity	160,097	10,750
Total liabilities and stockholders' equity	$ 4,196,218	$ 4,091,544